Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 4,418,774	$ 3,016,946	$ 1,347,274
Buildings with carrying value	$ 27,028,129	$ 29,596,707